Earnout Liability - Summary Of Continuity Of Earnout Rights (Detail) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnout Liability [Line Items]
Opening balance	1,537,184	1,616,305
Dividend equivalents and other adjustments	37,534	46,802
Vested and settled	(378,561)	(125,923)
Ending balance	1,196,157	1,537,184